Changes in Liabilities Arising from Financing Activities - Schedule of Changes in Liabilities Arising from Financing Activities (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Lease liabilities, Opening Balance	$ 323,850
Lease liabilities, Financing Cash Flows	(243,265)
Lease liabilities, Non-cash Changes, New Finance Leases	882,670
Lease liabilities, Non-cash Changes, Other Changes	(207,877)
Lease liabilities, Closing Balance	$ 755,378